Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial Instruments and Risk Management	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
The Company's financial assets and liabilities are comprised of cash, trade receivables, trade payables, financial derivatives, Credit Facilities and long-term notes. The fair value of cash, trade receivables, trade payables and dividends payable approximates carrying value due to the short term to maturity. The fair value of the Credit Facilities is equal to the principal amount outstanding as the Credit Facilities bear interest at floating rates and credit spreads that are indicative of market rates. The fair value of the long-term notes is determined based on market prices.

The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2023		December 31, 2022
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$23,274	$23,274	$10,105	$10,105	Level 2
Total	$23,274	$23,274	$10,105	$10,105

Amortized cost
Cash	$55,815	$55,815	$5,464	$5,464	—
Trade receivables	339,405	339,405	222,108	222,108
Total	$395,220	$395,220	$227,572	$227,572

Financial Liabilities
Amortized cost
Trade payables	$(477,295)	$(477,295)	$(227,332)	$(227,332)	—
Dividends payable	(18,381)	(18,381)	—	—	—
Credit Facilities	(848,749)	(864,736)	(383,031)	(385,394)	—
Long-term notes	(1,562,361)	(1,653,118)	(547,598)	(563,292)	Level 1
Total	$(2,906,786)	$(3,013,530)	$(1,157,961)	$(1,176,018)

Baytex classifies the fair value of financial instruments according to the following hierarchy based on the number of observable inputs used to value the instruments:
•Level 1: Values based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.
•Level 2: Values based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
•Level 3: Values based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

There were no transfers between Level 1 and Level 2 during the years ended December 31, 2023 or 2022.
Foreign Currency Risk

In entities with a Canadian dollar functional currency, Baytex is exposed to fluctuations in foreign exchange rates as a result of the U.S. dollar portion of its Credit Facilities, long-term notes and crude oil sales based on U.S. dollar benchmark prices. The Company's net income or loss, comprehensive income or loss and cash flow will therefore be impacted by fluctuations in foreign exchange rates.

A $0.01 increase or decrease in the CAD/USD foreign exchange rate on the revaluation of outstanding U.S. dollar denominated assets and liabilities would impact net income or loss before income taxes by approximately $12.3 million.

The carrying amounts of the Company’s U.S. dollar denominated monetary assets and liabilities recorded in entities with a Canadian dollar functional currency at the reporting date are as follows:

	Assets		Liabilities
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
U.S. dollar denominated	US$17,923	US$6,980	US$1,249,725	US$430,171

Interest Rate Risk

The Company's interest rate risk arises from borrowing at floating rates under the Credit Facilities (note 8). Based on the principal outstanding on the Credit Facilities as at December 31, 2023, a 100 basis points change in interest rates would impact net income or loss before income taxes by approximately $8.6 million for an annual period.

Commodity Price Risk

Baytex utilizes financial derivative contracts or physical delivery contracts to manage the risk associated with changes in commodity prices. The use of derivatives is governed by a Risk Management Policy approved by the Board of Directors of Baytex which sets out limits on the use of derivatives. Baytex does not use financial derivatives for speculative purposes.

The reported value of commodity financial derivatives is sensitive to changes in forecasted commodity prices. For crude oil contracts outstanding as at December 31, 2023, a US$1.00/bbl change in the underlying benchmark crude oil prices would impact net income before income taxes by approximately $13.4 million. For natural gas and natural gas liquids contracts outstanding as at December 31, 2023, a US$0.25 change in the underlying benchmark natural gas or natural gas liquids prices would impact net income or loss before income taxes by approximately $4.7 million.
Financial Derivative Contracts

Baytex had the following commodity financial derivative contracts outstanding as at February 28, 2024.

	Period	Volume	Price/Unit (1)	Index
Oil
Basis differential	Jan 2024 to Jun 2024	4,000 bbl/d	Baytex pays: WCS differential at Hardisty Baytex receives: WCS differential at Houston less US$8.10/bbl	WCS
Basis differential	July 2024 to Dec 2024	4,000 bbl/d	Baytex pays: WCS differential at Hardisty Baytex receives: WCS differential at Houston less US$8.40/bbl	WCS
Basis differential (2)	July 2024 to Dec 2024	5,000 bbl/d	Baytex pays: WCS differential at Hardisty Baytex receives: WCS differential at Houston less US$8.18/bbl	WCS
Basis differential (2)	Apr 2024 to Dec 2024	3,000 bbl/d	Baytex pays: WCS differential at Hardisty Baytex receives: WCS differential at Houston less US$8.27/bbl	WCS
Basis differential (2)	July 2024 to Dec 2024	3,000 bbl/d	WTI less US$13.70/bbl	WCS
Basis differential	Jan 2024 to Dec 2024	1,500 bbl/d	WTI less US$2.65/bbl	MSW
Basis differential (2)	Apr 2024 to Dec 2024	1,250 bbl/d	WTI less US$3.40/bbl	MSW
Basis differential (2)	July 2024 to Dec 2024	2,500 bbl/d	WTI less US$2.85/bbl	MSW
Collar	Jan 2024 to Mar 2024	10,400 bbl/d	US$60.00/US$100.00	WTI
Collar	Jan 2024 to Jun 2024	24,500 bbl/d	US$60.00/US$100.00	WTI
Collar	July 2024 to Dec 2024	2,500 bbl/d	US$60.00/US$90.21	WTI
Collar	Apr 2024 to Jun 2024	11,750 bbl/d	US$60.00/US$100.00	WTI
Collar	July 2024 to Dec 2024	2,500 bbl/d	US$60.00/US$94.15	WTI
Collar	July 2024 to Dec 2024	10,000 bbl/d	US$60.00/US$100.00	WTI
Collar	July 2024 to Sep 2024	10,000 bbl/d	US$60.00/US$100.00	WTI
Collar	Oct 2024 to Dec 2024	2,500 bbl/d	US$60.00/US$100.00	WTI
Collar (2)	July 2024 to Dec 2024	9,000 bbl/d	US$60.00/US$84.58	WTI
Collar (2)	Oct 2024 to Dec 2024	7,000 bbl/d	US$60.00/US$86.43	WTI

Natural Gas
Fixed Sell	Jan 2024 to Mar 2024	3,500 mmbtu/d	US$3.5025	NYMEX
Collar	Jan 2024 to Mar 2024	11,538 mmbtu/d	US$2.50/US$3.65	NYMEX
Collar	Apr 2024 to Jun 2024	11,538 mmbtu/d	US$2.33/US$3.00	NYMEX
Collar	Jan 2024 to Dec 2024	2,500 mmbtu/d	US$3.00/US$4.06	NYMEX
Collar	Jan 2024 to Dec 2024	2,500 mmbtu/d	US$3.00/US$4.09	NYMEX
Collar	Jan 2024 to Dec 2024	5,000 mmbtu/d	US$3.00/US$4.10	NYMEX
Collar	Jan 2024 to Dec 2024	8,500 mmbtu/d	US$3.00/US$4.15	NYMEX
Collar	Jan 2024 to Dec 2024	5,000 mmbtu/d	US$3.00/US$4.19	NYMEX

Natural Gas Liquids
Fixed Sell	Jan 2024 to Mar 2024	34,364 gallon/d	US$0.2280/gallon	Mt. Belvieu Non-TET Ethane
(1)Based on the weighted average price per unit for the period.
(2)Contracts entered subsequent to December 31, 2023.

The following table sets forth the realized and unrealized gains and losses recorded on financial derivatives.

	Years Ended December 31
	2023	2022
Realized financial derivatives (gain) loss	$(36,212)	$334,481
Unrealized financial derivatives loss (gain)	11,517	(135,471)
Financial derivatives (gain) loss	$(24,695)	$199,010
Liquidity Risk

Liquidity risk is the risk that Baytex will encounter difficulty in meeting obligations associated with financial liabilities. Baytex manages its liquidity risk through cash and debt management. Such strategies include management of forecasted and actual cash flows from operating, financing and investing activities, available capacity under existing credit facility arrangements, and opportunities to issue additional common shares.

The timing of cash outflows relating to financial liabilities as at December 31, 2023 is outlined in the table below:

	Total	2024	2025-2026	2027-2028	2029 and beyond
Trade payables	$477,295	$477,295	$—	$—	$—
Credit Facilities - principal	864,736	—	864,736	—	—
Long-term notes - principal (1)	1,597,475	—	—	541,114	1,056,361
Interest on long-term notes (2)	722,732	137,138	274,276	191,515	119,803
	$3,662,238	$614,433	$1,139,012	$732,629	$1,176,164
(1)The US$409.8 million principal amount of 8.75% senior unsecured notes is due April 1, 2027 and the US$800.0 million principal amount of 8.50% senior unsecured notes is due April 30, 2030.
(2)Excludes interest on Credit Facilities as interest payments on Credit Facilities fluctuate based on amounts outstanding and the prevailing interest rate at the time of borrowing.

Credit Risk

Credit risk is the risk that a counterparty to a financial asset will default resulting in Baytex incurring a loss. As at December 31, 2023, the Company is exposed to credit risk with respect to its cash, trade receivables and financial derivatives. Baytex manages these risks through the selection and monitoring of credit-worthy counterparties.

Most of the Company's trade receivables relate to petroleum and natural gas sales. Baytex reviews its exposure to individual entities on a regular basis and manages its credit risk by entering into sales contracts after reviewing the creditworthiness of the entity. Letters of credit or parental guarantees may be obtained prior to the commencement of business with certain counterparties. Credit risk may also arise from financial derivative instruments. Baytex's financial derivative contracts are subject to master netting agreements that create a legally enforceable right to offset by the counterparty the related financial assets and financial liabilities. The maximum exposure to credit risk is equal to the carrying value of the financial assets. The Company considers all financial assets that are not impaired or past due to be of good credit quality.

The majority of the Company's credit exposure on trade receivables at December 31, 2023 relates to accrued revenues. Accounts receivable from purchasers of the Company's petroleum and natural gas sales are typically collected on the 25th day of the month following production. Joint interest receivables are typically collected within one to three months following production.

Should the Company determine that the ultimate collection of a receivable is in doubt, the carrying amount of trade receivables is reduced by adjusting the allowance for doubtful accounts and recording a charge to net income or loss. If the Company subsequently determines the accounts receivable is uncollectible, the receivable and allowance for doubtful accounts are adjusted accordingly. As at December 31, 2023, allowance for doubtful accounts was $1.5 million (December 31, 2022 - $2.5 million).

In determining whether amounts past due are collectible, the Company will assess the nature of the past due amounts as well as the credit worthiness and past payment history of the counterparty. Baytex has estimated the lifetime expected credit loss as at and for the year ended December 31, 2023 to be nominal.

The Company's trade receivables, net of the allowance for doubtful accounts, were aged as follows at December 31, 2023.

Trade Receivables Aging	December 31, 2023	December 31, 2022
Current (less than 30 days)	$321,450	$216,345
31-60 days	14,836	1,993
61-90 days	461	766
Past due (more than 90 days)	2,658	3,005
	$339,405	$222,108